TYPE			13F-HR
PERIOD			6/30/01
FILER
     CIK		0000276129
     CCC		pzv4i*ev
SUBMISSION CONTACT	Charlene Hammill
PHONE			213 617-4777


			FORM 13F
			FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2001

Institutional Investment Manager Filing this Report:

Name: 	 Waite & Associates
Address: 350 South Grand Avenue
 	 Suite 3970
 	 Los Angeles, CA  90071

13F File Number: 28-942

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:Charlene Hammill
Title:Vice President
Phone:213 617-4777

Signature, Place, and Date of Signing

Charlene Hammill  Los Angeles, California    July 26, 2001


Report Type:  (Check Only One.):

[X]13F HOLDINGS REPORT

[ ]13F NOTICE

[ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 29
Form 13F Information Table Value Total: 463119
List of Other Included Managers: 0


No.13F File NumberName

NAME OF ISSUER TITLE           VALUE NUMBER     PUT               VOTING
                 OF              X     OF   SH/   /  INVST OTHR   AUTHORITY
               CLASS CUSIP     $1000 SHARES PRN CALL DSCRE MGRS SOLE  SHAR NONE
ALCOA          COM  013817101 16000 400000  SH       SOLE       400000  0    0
AMER HOME PROD COM  026609107 22208 378000  SH       SOLE       378000  0    0
AMER INTL GP   COM  026874107 20402 240000  SH       SOLE       240000  0    0
APPL MATERIAL  COM  038222105  5647 115000  SH       SOLE       115000  0    0
AVERY DENNISON COM  053611109 14549 285000  SH       SOLE       285000  0    0
BK OF AM CORP  COM  060505104 19903 331558  SH       SOLE       331558  0    0
BK OF NEW YORK COM  064057102 19920 415000  SH       SOLE       415000  0    0
BERKSHIRE HATH-COM  084670207 24150  10500  SH       SOLE        10500  0    0
CITIGROUP INC  COM  172967101 18494 350000  SH       SOLE       350000  0    0
CHUBB CORP     COM  171232101 10174 131400  SH       SOLE       131400  0    0
CHEVRON        COM  166751107 18100 200000  SH       SOLE       200000  0    0
COSTCO         COM  22160K105 18486 450000  SH       SOLE       450000  0    0
COMPAQ COMPUTE COM  204493100  6128 400000  SH       SOLE       400000  0    0
FANNIE MAE     COM  313586109 24234 285000  SH       SOLE       285000  0    0
IBM            COM  459200101  5675  50000  SH       SOLE        50000  0    0
INTEL CORP     COM  458140100  9477 324000  SH       SOLE       324000  0    0
INGERSOLL-RAND COM  456866102 14420 350000  SH       SOLE       350000  0    0
ILL TOOL WORKS COM  452308109  9495 150000  SH       SOLE       150000  0    0
KIMBERLY-CLARK COM  494368103 16770 300000  SH       SOLE       300000  0    0
LOWES COS      COM  548661107 21025 289800  SH       SOLE       289800  0    0
MINN MIN & MFG COM  604059105  8558  75000  SH       SOLE        75000  0    0
MORGAN STANLEY COM  617446448  5781  90000  SH       SOLE        90000  0    0
PEPSICO INC    COM  713448108 22100 500000  SH       SOLE       500000  0    0
PROVIDIAN      COM  74406A102 13533 228600  SH       SOLE       228600  0    0
SAFEWAY INC    COM  786514208 14400 300000  SH       SOLE       300000  0    0
TARGET CORP    COM  87612E106 22559 652000  SH       SOLE       652000  0    0
VERIZON COMM   COM  92343V104 19474 364000  SH       SOLE       364000  0    0
WELLS FARGO CO COM  949746101 18572 400000  SH       SOLE       400000  0    0
EXXON MOBIL    COM  30231G102 22886 262000  SH       SOLE       262000  0    0




/TEXT
/DOCUMENT
/SUBMISSION